General Information and Significant Events of the period - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	May 13, 2025
General Information And Reorganization [Abstract]
Name of reporting entity		DLocal Limited
Description of nature of entity's operations and principal activities		DLocal Limited (“dLocal” or the “Company”) was established on October 5, 2016 as a limited liability holding company in Malta (together with its subsidiaries as the “Group”). On April 14, 2021 the Group was reorganized under dLocal and domiciled and incorporated in the Cayman Islands. The Company holds a controlling financial interest in the Group.
Number of operate and licensed countries		many countries
Authorized and declared a cash dividend			$ 150,000,000
Dividends paid	$ 0.5107
Percentage of free cash flow for the prior year		30.00%
Provision for contingencies related to lawsuits		$ 0